CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Unaudited) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Statement of Comprehensive Income [Abstract]
Net loss	$ (2)	$ (20)
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustment	(23)	(17)
Pension and other postretirement benefits adjustments	1	4
Hedging instruments	0	6
Adjustments to equity method investments	2	0
Total other comprehensive (loss) income, net of tax	(20)	(7)
Comprehensive loss	(22)	(27)
Comprehensive income attributable to noncontrolling interest	(1)	(1)
Comprehensive loss attributable to Venator	$ (23)	$ (28)